FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Measurement of financial leveraging index

		12/31/2023
	12/31/2024	Reclassified
Total loans, financing and debentures	75,620,574	59,460,369
(+) Derivative financial instruments - debt protection	(974,381)	657,514
(-) Marketable securities	(9,385,179)	(6,352,895)
(-) Cash and cash equivalents	(26,572,522)	(13,046,371)
Net debt	38,688,492	40,718,617
(+) Total shareholders’ equity	121,999,776	112,464,644
Total capital	160,688,268	153,183,261
Financial leverage index	24	27

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value

			12/31/2023
	Level	12/31/2024	Reclassified
FINANCIAL ASSETS
Amortized cost		39,017,827	24,673,081
Cash and cash equivalents		26,572,522	13,046,371
Accounts receivable, net		6,513,888	5,859,928
Restricted cash		3,679,483	2,772,947
Reimbursement rights		1,613,335	2,365,685
Loans, financing and debentures		638,599	628,150

Fair value through result		11,537,109	6,726,501
Financial investments	2	8,967,937	5,925,693
Beneficiary parties	2	417,242	427,202
Derivative financial instruments	2	2,151,930	373,606

Fair value through other comprehensive income		946,059	1,104,381
Investments (Interests)	1	861,234	1,104,381
Derivative financial instruments	2	84,825	—

FINANCIAL LIABILITIES
Amortized cost		109,460,695	100,988,575
Loans, financing and debentures		59,297,533	54,299,620
Obligations of Law No. 14,182/2021		42,022,123	39,519,406
Suppliers		2,764,288	2,963,867
Compulsory loan – Agreements		1,105,534	896,746
RGR Returns		932,250	1,319,921
Reimbursement obligations		70,803	—
Shareholders compensation		2,490,668	1,154,836
Leases		182,583	216,747
Concessions payable - use of public property		594,913	617,432

Fair value through result		17,500,976	7,138,184
Loans, financing and debentures	2	16,323,041	6,480,670
Derivative financial instruments	2	1,177,935	657,514

Schedule of analysis of non-derivative financial liabilities by maturity

	12/31/2024
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	22,599,741	22,968,512	41,394,062	97,366,345	184,328,660
Obligations of Law No. 14,182/2021	2,953,184	3,439,353	12,906,745	62,908,147	82,207,429
Loans, financing and debentures	13,769,529	18,913,993	28,317,110	34,133,371	95,134,002
Suppliers	2,756,329	7,959	—	—	2,764,288
RGR Returns	492,276	439,974	—	—	932,250
Reimbursement Obligations	55,517	15,286	—	—	70,803
Shareholders remuneration	2,490,668	—	—	—	2,490,668
Leases	31,192	20,183	29,536	41,971	122,882
Concessions payable UBP	51,046	131,764	140,671	282,856	606,337

	12/31/2023
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	23,534,123	16,402,453	37,162,840	86,456,689	163,556,105
Obligations of Law No. 14,182/2021	2,196,092	2,832,052	11,675,962	64,112,911	80,817,017
Loans, financing and debentures	16,303,004	12,806,056	24,871,962	21,856,170	75,837,192
Suppliers	2,963,867	—	—	—	2,963,867
RGR Returns	439,974	439,974	439,974	—	1,319,922
Reimbursement Obligations	8,572	—	—	—	8,572
Shareholders remuneration	1,522,866	—	—	—	1,522,866
Leases	48,482	75,682	49,138	66,936	240,238
Concessions payable UBP	51,266	248,689	125,804	420,672	846,431

Schedule of derivative financial instruments

			12/31/2024	12/31/2023	12/31/2024	12/31/2023

	Maturity	Notional value	Assets		Liability
Debt protection derivative
Swap - US$ vs CDI	1/8/2025	493,000	118,733	—	—	—
Swap - US$ vs CDI	2/4/2025	2,535,300	500,998	—	—	220,165
Swap - US$ vs CDI	8/29/2025	219,150	54,290	—	—	8,611
Swap - US$ vs CDI	12/9/2025	500,000	13,170	—	—	—
Swap - EUR vs CDI	12/23/2025	500,000	5,245	—	—	—
Swap - US$ vs CDI	6/20/2029	232,873	47,415	—	7,603	3,601
Swap - US$ vs CDI	2/4/2030	3,782,873	715,544	—	235,194	425,137
Swap - IPCA vs CDI	9/15/2034	1,630,000	—	—	89,867	—
Swap - US$ vs CDI	12/4/2034	2,378,400	266,397	—	185,005	—
Swap - US$ vs CDI	1/11/2035	4,229,025	287,736	—	316,342	—
Swap - IPCA vs CDI	6/15/2031	4,900,000	142,788	—	343,924	—
			2,152,316	—	1,177,935	657,514

Long-term commitment derivatives
NDF US$	4/30/2025	67,113	224	—	—	—
NDF US$ and primary aluminum	12/2/2025	1,342	274	—	—	—
NDF US$ and primary aluminum	8/3/2026	156,583	30,129	—	—	—
NDF US$ and primary aluminum	9/1/2026	60,175	11,780	—	—	—
NDF US$ and primary aluminum	9/2/2026	210,668	42,032	—	—	—
			84,439	—	—	—

			2,236,755	—	1,177,935	657,514

		12/31/2024	12/31/2023
Variation of fair value of the derivative
Swap - US$ vs CDI	1/8/2025	109,356	—
Swap - US$ vs CDI	4/2/2025	560,392	(275,755)
Swap - US$ vs CDI	8/29/2025	52,930	(8,610)
Swap - US$ vs CDI	12/9/2025	13,170	—
Swap - EUR vs CDI	12/23/2025	5,245	—
Swap - US$ vs CDI	18/06/2026	68,485	—
Swap - US$ vs CDI	6/20/2029	41,141	(6,373)
Swap - US$ vs CDI	2/4/2030	634,410	(512,050)
Swap - IPCA vs CDI	6/15/2031	(296,800)	—
Swap - IPCA vs CDI	9/15/2034	(89,867)	—
Swap - US$ vs CDI	12/4/2034	81,392	—
Swap - US$ vs CDI	1/11/2035	(28,606)	—

Variation of fair value of the protected debt
Bonds	2/4/2025	(765,876)	49,395
Bonds	2/4/2030	(1,068,243)	(129,796)
Bonds	1/11/2035	(95,074)	—
Credit agreement	1/8/2025	(165,382)	—
Credit agreement	8/29/2025	(68,059)	(15,503)
Credit agreement	12/9/2025	(17,497)	—
Credit agreement	6/18/2026	(257,569)	—
CGT ESUL EURO	12/23/2025	(7,838)	—
KFW	6/20/2029	(59,203)	(9,689)
Debentures	6/15/2031	(53,596)	—
Debentures	9/15/2034	46,824	—
SPA (SACE)	12/4/2034	(206,217)	—
Net financial result		(1,566,482)	(908,381)

Schedule of derivatives changes

	2024	2023
Balance on January 1	(283,908)	986,862
Fair value assessment - result	1,151,248	(1,416,044)
Fair value assessment - OCI	84,825	—
Amortizations	106,655	145,274
Balance as of December 31st	1,058,820	(283,908)

Assets	2,236,755	373,606
Liabilities	1,177,935	657,514

Interest rate appreciation risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

			Effect on result
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2024	Probable 2025[1]	(+25%)[1]	(+50%)[1]
CDI	Loans, financing and debentures	(44,428,113)	(6,619,789)	(8,276,957)	(9,929,683)
	Financing and loans receivable	450,000	67,050	83,835	100,575
	Impact on the result	(43,978,113)	(6,552,739)	(8,193,122)	(9,829,108)

SELIC	Loans, financing and debentures	(114,955)	(17,243)	(21,554)	(25,865)
	AIC Reimbursement	112,816	16,922	21,153	25,384
	Impact on the result	(2,139)	(321)	(401)	(481)

TJLP	Loans, financing and debentures	(2,873,003)	(251,100)	(314,019)	(376,651)
	Impact on the result	(2,873,003)	(251,100)	(314,019)	(376,651)

IGPM (General Market Price Index)	Leases	(182,583)	(8,618)	(10,772)	(12,927)
	Impact on the result	(182,583)	(8,618)	(10,772)	(12,927)

	Obligations of Law No. 14,182/2021	(42,022,123)	(2,252,386)	(2,815,482)	(3,378,579)
IPCA	Loans, financing and debentures	(26,215,920)	(1,405,173)	(1,756,467)	(2,107,760)
	Right of reimbursement	1,500,519	80,428	100,535	120,642
	Financing and loans receivable	502,585	26,939	33,673	40,408
	Impact on the result	(66,234,939)	(3,550,192)	(4,437,741)	(5,325,289)

Impact on profit or loss in case of assessment of national indexes			(10,362,970)	(12,956,055)	(15,544,456)

	(1) Assumptions adopted:	12/31/2024	Likely	+25%	+50%
	CDI	12.15	14.90	18.63	22.35
	SELIC	12.25	15.00	18.75	22.50
	TJLP	7.43	8.74	10.93	13.11
	IGPM (General Market Price Index)	6.54	4.72	5.90	7.08
	IPCA	4.89	5.36	6.70	8.04